Earnings per ordinary share	12 Months Ended
Dec. 31, 2025
Basic earnings per share [abstract]
Earnings per ordinary share	28 Earnings per ordinary share

Earnings per ordinary share
				Weighted average number
				of ordinary shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Basic earnings	8,324	5,334	4,140	2,989.7	3,228.7	3,562.9	2.78	1.65	1.16
Basic earnings from continuing operations	8,324	5,334	4,140				2.78	1.65	1.16

Effect of dilutive instruments:
Share plans				0.0	0.0	2.4
				0.0	0.0	2.4

Diluted earnings	8,324	5,334	4,140	2,989.7	3,228.7	3,565.3	2.78	1.65	1.16
Diluted earnings from continuing operations	8,324	5,334	4,140				2.78	1.65	1.16
Earnings per ordinary share is calculated on the basis of the weighted average number of ordinary shares outstanding. In calculating the weighted average number of ordinary shares outstanding, own shares held by group companies (including share buyback programmes) are deducted from the total number of ordinary shares in issue.
Dilutive instruments
Diluted earnings per share is calculated as if the share plans outstanding at the end of the period had been exercised at the beginning of the period and assuming that the cash received from dilutive instruments (if any) is used to buy own shares against the average market price during the period. The net increase in the number of shares resulting from exercising share plans is added to the average number of shares used for the calculation of diluted earnings per share.